Acquisitions, Assets and Liabilities Held for Sale, Licensing Agreements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Cost-Method Investment - Assets and Liabilities Held for Sale (Details) - USD ($)
shares in Millions, $ in Millions
			12 Months Ended
		Feb. 03, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Oct. 06, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Write-down of HIS net assets to fair value less estimated costs to sell	[1]		$ 1,712	[2]	$ 0	[2]	$ 0
Assets held for sale	[3]		801		9
HIS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Write-down of HIS net assets to fair value less estimated costs to sell			1,700
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other assets	[4]		58		9
Assets held for sale			801		9
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | HIS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Write-down of HIS net assets to fair value less estimated costs to sell			1,712
Inventories			377		0
PP&E			457		0
Identifiable intangible assets			1,319		0
Goodwill			119		0
Other assets			152		0
Less: adjustment to HIS assets for net realizable value	[5]		(1,681)		0
Assets held for sale			743		0
Accrued compensation and related items			54		0
Other liabilities			103		0
Total HIS liabilities held for sale			157		$ 0
Selling costs			$ 31
ICU Medical [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | HIS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and common stock to be received for disposition								$ 1,000
Subsequent Event [Member] | ICU Medical [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | HIS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and common stock to be received for disposition		$ 900
Shares of common stock received for disposal		3.2
Value of common stock received for disposal		$ 430
Consideration receivable		75
Cash proceeds from disposal		200
Maximum contingent consideration		$ 225
Noncontrolling interest, ownership percentage by parent		16.40%
Share transfer restriction term for disposition		18 months
Consideration receivable, term		3 years
Administrative service period		24 months
Manufacturing service period		5 years
London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member] | ICU Medical [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | HIS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration receivable interest rate during year 1		2.25%
Consideration receivable interest rate during year 2		2.50%
London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member] | ICU Medical [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | HIS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration receivable interest rate during year 3		2.50%

[1]	Amounts may not add due to rounding.
[2]	In 2016, represents a charge related to the write-down of the HIS net assets to fair value less estimated costs to sell. See Note 2B for additional information.
[3]	Amounts may not add due to rounding.
[4]	Other assets held for sale consist primarily of PP&E and other assets.
[5]	For 2016, we recorded an adjustment to HIS assets for net realizable value of $1,681 million plus estimated costs to sell of $31 million for a total impairment on HIS net assets of $1,712 million.